Contingent Payments	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities in business combination [abstract]
Contingent Payments

23. CONTINGENT PAYMENTS
In connection with the transaction with BP Canada Energy Group ULC (“bp Canada”) to purchase the remaining 50 percent interest in Sunrise Oil Sands Partnership (“SOSP”) (the “Sunrise Acquisition”), Cenovus agreed to make quarterly variable payments from SOSP to bp Canada for up to eight quarters subsequent to August 31, 2022, when the average WCS price in a quarter exceeded $52.00 per barrel. The quarterly payment was calculated as $2.8 million plus the difference between the average WCS price less $53.00 multiplied by $2.8 million, for any of the eight quarters the average WCS price was equal to or greater than $52.00 per barrel. If the average WCS price was less than $52.00 per barrel, no payment would be made for that quarter. On August 31, 2024, the variable payment obligation ended.
In the year ended December 31, 2024, the Company made payments of $301 million for the quarterly payment periods ending November 30, 2023, February 29, 2024, May 31, 2024, and August 31, 2024.

	2024	2023
Contingent Payments, Beginning of Year	164	419
Liabilities Settled or Payable	(194)	(314)
Re-measurement	30	59
Contingent Payments, End of Year	—	164